SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events
SUBSEQUENT EVENTS
NOTE 22: -	SUBSEQUENT EVENTS

The ongoing Coronavirus outbreak that is spreading throughout the world has led the Chinese authorities, as well as other authorities around the globe, to take various precautionary measures in order to limit the spread of the Coronavirus. These actions could have an adverse effect on the financial markets and the economy, including on the availability and pricing of materials, manufacturing and delivery efforts and other aspects of the global economy. Therefore, the Coronavirus could adversely impact the Company by causing operating and project development delays and disruptions, labor shortages, travel disruption and shutdowns. It may further divert the attention and efforts of the financial community to coping with the virus and disrupt the marketplace in which the Company operates, this could have a negative impact on the Company's and its subsidiaries’ ability to raise additional funds if and when needed.

The occurrence of the outbreak may also result in uncertainties in relation to the assumptions and estimations associated with the measurement of various assets and liabilities in the financial statements that the Company may not have previously recognized or disclosed and may require certain adjustments within the next financial year which financial effect cannot be reasonably estimated at this stage.